Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Rent Expense to Operating Lease

Rent expense pursuant to operating leases for the periods presented is as follows:

	Three Months Ended		Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Rent expense	$109	$112	$345	$365

Schedule of Future Minimum Lease Payments for Operating Leases

Future minimum lease payments pursuant to operating leases as of September 30, 2016 are as follows (in thousands):

Three months ending December 31, 2016	$87
2017	292
2018	242
2019	241
2020	248
Thereafter	277
$1,387

Minimum Lease Commitments:
2016	$347,599
2017	292,245
2018	241,894
2019	241,275
2020	247,726
There after	276,563
$1,647,302

Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments pursuant to capital leases as of September 30, 2016 are as follows (in thousands):

Three months ending December 31, 2016	$117
2017	374
2018	80
2019	33
2020	3
Total payments	607
Less: portion representing interest	(4)
Principal portion	603
Less: unamortized deferred financing costs	(58)
Capital lease balance	545
Less: current maturities of capital lease obligations	(366)
Capital lease, net of current maturities	$179

Future lease payments under capital leases are as follows:

2016	$402,906
2017	309,967
2018	15,563
Total payments	728,436
Less: portion representing interest	(43,772)
Principal portion	684,664
Less: current portion	(367,837)
Long-term portion	$316,827